Notes Payable Other (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Sep. 01, 2016
Debt Disclosure [Abstract]
Note Payable				$ 40,122
Interst Rate of Note Payable				0.00%
Monthly Payament Amount				$ 1,115
Discount				$ 36,634
Term of Note Payable				3
Balance on the Note	$ 23,164		$ 26,130
Interest Expense	$ 377	$ 183	$ 1,755